Financial Instruments by Category (Details) - Schedule of Financial Liabilities - Financial liabilities at fair value, class [member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities [Line Items]
Accounts payable	$ 23,839,894	$ 16,653,695
Other derivative financial instruments		2,796,131
Warrant liabilities	1,839,808	12,449,145
Lease liabilities	606,061	785,687
Financial liabilities included in other payables and accruals	5,664,220	4,513,530
Loan note		8,745,192
Total	31,949,983	45,943,380
Financial Liabilities at Fair Value Through Profit or Loss Designated as Such Upon Initial Recognition [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable
Other derivative financial instruments		2,796,131
Warrant liabilities	1,839,808	12,449,145
Lease liabilities
Financial liabilities included in other payables and accruals
Loan note
Total	1,839,808	15,245,276
Financial Liabilities at Amortised Cost [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable	23,839,894	16,653,695
Other derivative financial instruments
Warrant liabilities
Lease liabilities	606,061	785,687
Financial liabilities included in other payables and accruals	5,664,220	4,513,530
Loan note		8,745,192
Total	$ 30,110,175	$ 30,698,104